Pension Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension Plans
Pension Plans

We have elective defined contribution plans for our employees in the U.S. and retirement savings plans for our employees in the U.K., Canada and other locations. Our defined contribution plans provide retirement benefits in return for services rendered. These plans provide an individual account for each participant and have terms that specify how contributions to the participant’s account are to be determined rather than the amount of retirement benefits the participant is to receive. Contributions to these plans are based on pretax income discretionary amounts determined on an annual basis. Our expense for the defined contribution plans totaled $52 million in 2017, $51 million in 2016 and $67 million in 2015.

We have two frozen defined benefit plans in the U.S., one frozen plan in the U.K., and one frozen plan in Germany. We also participate in multi-employer plans in Canada. Substantially all of our defined benefit plans are funded pension plans, which define an amount of pension benefit to be provided, usually as a function of years of service or compensation.

Benefit obligations and plan assets

We used a December 31 measurement date for all plans in 2017 and 2016. Plan assets, expenses and obligations for retirement plans are presented in the following tables.

	United States	Int’l	United States	Int’l
Dollars in millions	2017		2016
Change in projected benefit obligations:
Projected benefit obligations at beginning of period	$75	$1,970	$75	$1,849
Acquisitions	—	—	12	3
Service cost	—	1	—	1
Interest cost	3	53	3	63
Foreign currency exchange rate changes	—	186	—	(304)
Actuarial (gain) loss	3	(78)	—	448
Other	—	(1)	—	(1)
Benefits paid	(4)	(85)	(15)	(89)
Projected benefit obligations at end of period	$77	$2,046	$75	$1,970
Change in plan assets:
Fair value of plan assets at beginning of period	$56	$1,463	$59	$1,532
Acquisitions	—	—	8	—
Actual return on plan assets	7	119	3	235
Employer contributions	1	36	1	40
Foreign currency exchange rate changes	—	141	—	(255)
Benefits paid	(4)	(85)	(15)	(89)
Other	(1)	(1)	—	—
Fair value of plan assets at end of period	$59	$1,673	$56	$1,463
Funded status	$(18)	$(373)	$(19)	$(507)

Accumulated Benefit Obligation (ABO)

The ABO is the present value of benefits earned to date. The ABO for our United States pension plans was $77 million and $75 million as of December 31, 2017 and 2016, respectively. The ABO for our international pension plans was $2 billion and $2 billion as of December 31, 2017 and 2016, respectively.

	United States	Int’l	United States	Int’l
Dollars in millions	2017		2016
Amounts recognized on the consolidated balance sheets
Pension obligations	$18	$373	$19	$507

Net periodic cost

	United States	Int’l	United States	Int’l	United States	Int’l
Dollars in millions	2017		2016		2015
Components of net periodic benefit cost
Service cost	$—	$1	$—	$1	$—	$2
Interest cost	3	53	3	63	2	76
Expected return on plan assets	(3)	(77)	(3)	(87)	(3)	(97)
Settlements/curtailments	—	—	1	—	—	—
Recognized actuarial loss	1	30	1	28	5	43
Net periodic benefit cost	$1	$7	$2	$5	$4	$24

The amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2017 and 2016, net of tax were as follows:

	United States	Int’l	United States	Int’l
Dollars in millions	2017		2016
Unrecognized actuarial loss, net of tax of $10 and $217, and $10 and $244, respectively	$22	$638	$24	$761
Total in accumulated other comprehensive loss	$22	$638	$24	$761

Estimated amounts that will be amortized from accumulated other comprehensive income, net of tax, into net periodic benefit cost in 2018 are as follows:

Dollars in millions	United States	Int’l
Actuarial loss	$1	$22
Total	$1	$22

Weighted-average assumptions used to determine net periodic benefit cost
	United States	Int'l	United States	Int'l	United States	Int'l
	2017		2016		2015
Discount rate	3.73%	2.60%	3.42%	3.75%	2.89%	3.65%
Expected return on plan assets	6.01%	5.40%	5.00%	6.10%	4.81%	6.25%

Weighted-average assumptions used to determine benefit obligations at measurement date
	United States	Int'l	United States	Int'l
	2017		2016
Discount rate	3.33%	2.50%	3.73%	2.60%

Assumed long-term rates of return on plan assets and discount rates for estimating benefit obligations vary for the different plans according to the local economic conditions. The expected long-term rate of return on assets was determined by a stochastic projection that takes into account asset allocation strategies, historical long-term performance of individual asset classes, an analysis of additional return (net of fees) generated by active management, risks using standard deviations and correlations of returns among the asset classes that comprise the plans’ asset mix. The discount rate used to determine the benefit obligations was computed using a yield curve approach that matches plan specific cash flows to a spot rate yield curve based on high quality corporate bonds. Because all plans have been frozen, there is no rate of compensation increase.

Plan fiduciaries of our retirement plans set investment policies and strategies and oversee the investment direction, which includes selecting investment managers, commissioning asset-liability studies and setting long-term strategic targets.  Long-term strategic investment objectives include preserving the funded status of the plan and balancing risk and return and have diversified asset types, fund strategies and fund managers.  Targeted asset allocation ranges are guidelines, not limitations and occasionally plan fiduciaries will approve allocations above or below a target range.

The target asset allocation for our U.S. and International plans for 2018 is as follows:

Asset Allocation	2018 Targeted
	United States	Int'l
Equity funds and securities	51%	30%
Fixed income funds and securities	39%	50%
Hedge funds	—%	—%
Real estate funds	1%	5%
Other	9%	15%
Total	100%	100%

The range of targeted asset allocations for our International plans for 2018 and 2017, by asset class, are as follows:

International Plans	2018 Targeted		2017 Targeted
	Percentage Range		Percentage Range
	Minimum	Maximum	Minimum	Maximum
Equity funds and securities	—%	60%	—%	60%
Fixed income funds and securities	—%	100%	—%	100%
Hedge funds	—%	35%	—%	35%
Real estate funds	—%	10%	—%	10%
Other	—%	20%	—%	20%

The range of targeted asset allocations for our U.S. plans for 2018 and 2017, by asset class, are as follows:

Domestic Plans	2018 Targeted		2017 Targeted
	Percentage Range		Percentage Range
	Minimum	Maximum	Minimum	Maximum
Cash and cash equivalents	—%	—%	—%	—%
Equity funds and securities	50%	53%	52%	55%
Fixed income funds and securities	37%	40%	44%	47%
Real estate funds	1%	1%	1%	1%
Other	9%	9%	—%	—%

ASC 820 - Fair Value Measurement addresses fair value measurements and disclosures, defines fair value, establishes a framework for using fair value to measure assets and liabilities and expands disclosures about fair value measurements. This standard applies whenever other standards require or permit assets or liabilities to be measured at fair value. ASC 820 establishes a three-tier value hierarchy, categorizing the inputs used to measure fair value. The inputs and methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a description of the primary valuation methodologies and classification used for assets measured at fair value.

Fair values of our Level 1 assets are based on observable inputs such as unadjusted quoted prices for identical assets in active markets. These consist of securities valued at the closing price reported on the active market on which the individual securities are traded.

Fair values of our Level 2 assets are based on inputs other than the quoted prices in active markets that are observable either directly or indirectly, such as quoted prices for similar assets; quoted prices that are in inactive markets; inputs other than quoted prices that are observable for the asset; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Fair values of our Level 3 assets are based on unobservable inputs in which there is little or no market data and require us to develop our own assumptions.

A summary of total investments for KBR’s pension plan assets measured at fair value is presented below.

	Fair Value Measurements at Reporting Date
Dollars in millions	Total	Level 1	Level 2	Level 3
Asset Category at December 31, 2017
United States plan assets
Investments measured at net asset value (a)	$59	$—	$—	$—
Total United States plan assets	$59	$—	$—	$—
International plan assets
Equities	$60	$34	$—	$26
Fixed income	5	—	—	5
Real estate	3	—	—	3
Cash and cash equivalents	8	8	—	—
Other	40	—	—	40
Investments measured at net asset value (a)	1,557	—	—	—
Total international plan assets	$1,673	$42	$—	$74
Total plan assets at December 31, 2017	$1,732	$42	$—	$74

	Fair Value Measurements at Reporting Date
Dollars in millions	Total	Level 1	Level 2	Level 3
Asset Category at December 31, 2016
United States plan assets
Investments measured at net asset value (a)	$56	$—	$—	$—
Total United States plan assets	$56	$—	$—	$—
International plan assets
Equities	$76	$60	$—	$16
Fixed income	12	—	—	12
Real estate	4	—	—	4
Cash and cash equivalents	8	8	—	—
Other	50	—	—	50
Investments measured at net asset value (a)	1,313	—	—	—
Total international plan assets	$1,463	$68	$—	$82
Total plan assets at December 31, 2016	$1,519	$68	$—	$82

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Balance Sheet.
The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed each year due to the following:

Dollars in millions	Total	Equities	Fixed Income	Real Estate	Other
International plan assets
Balance as of December 31, 2015	$45	$12	$14	$6	$13
Return on assets held at end of year	14	1	1	1	11
Purchases, sales and settlements	32	5	(1)	(3)	31
Foreign exchange impact	(9)	(2)	(2)	—	(5)
Balance as of December 31, 2016	$82	$16	$12	$4	$50
Return on assets held at end of year	(1)	3	—	(1)	(3)
Return on assets sold during the year	3	—	—	—	3
Purchases, sales and settlements, net	(15)	5	(8)	(1)	(11)
Foreign exchange impact	5	2	1	1	1
Balance as of December 31, 2017	$74	$26	$5	$3	$40

Expected cash flows
Contributions. Funding requirements for each plan are determined based on the local laws of the country where such plans reside. In certain countries the funding requirements are mandatory while in other countries they are discretionary. We expect to contribute $40 million to our pension plans in 2018.
Benefit payments. The following table presents the expected benefit payments over the next 10 years.

	Pension Benefits
Dollars in millions	United States	Int’l
2018	$5	$56
2019	$5	$57
2020	$5	$58
2021	$5	$60
2022	$5	$61
Years 2023 – 2027	$25	$327

Multiemployer Pension Plans

We participate in multiemployer plans in Canada. Generally, the plans provide defined benefits to substantially all employees covered by collective bargain agreements. Under the terms of these agreements, our obligations are discharged upon plan contributions and are not subject to any assessments for unfunded liabilities upon our termination or withdrawal.
Our aggregate contributions to these plans were $3 million in 2017, $1 million in 2016 and $8 million in 2015. At December 31, 2017, none of the plans in which we participate is individually significant to our consolidated financial statements.

Deferred Compensation Plans
Our Elective Deferral Plan is a nonqualified deferred compensation program that provides benefits payable to officers, certain key employees or their designated beneficiaries and non-employee directors at specified future dates, upon retirement, or death. Except for $6 million and $7 million of mutual funds included in "Other assets" on our consolidated balance sheets at December 31, 2017 and 2016, respectively, designated for a portion of our employee deferral plan, the plan is unfunded. The mutual funds are carried at fair value which includes readily determinable or published net asset values and may be liquidated in the near term without restrictions.
The following table presents our obligations under our employee deferred compensation plan included in "Employee compensation and benefits" in our consolidated balance sheets.

	December 31,
Dollars in millions	2017	2016
Deferred compensation plans obligations	$68	$70